Related party transactions - Compensation for key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Salaries and short-term employee benefits	$ 11,857	$ 9,234
Stock-based compensation	4,287	5,299
Compensation for key management personnel	$ 16,144	$ 14,533